RELATED PARTY TRANSACTIONS AND BALANCES (Trade Related Balances to Payables and Pre-Collected Amounts) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Amounts due to related parties	$ 70,582,470	$ 57,609,521
Trade Related Balances [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	56,319,984	56,970,793
Trade Related Balances [Member] | CEEG (Nanjing) Special Transformer Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due to related parties		234,770
Trade Related Balances [Member] | China Electric Equipment Group Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due to related parties		109,699
Trade Related Balances [Member] | China Electric Equipment Group (Hong Kong) Co., Limited [Member]
Related Party Transaction [Line Items]
Amounts due to related parties		5,619
Trade Related Balances [Member] | Eco Energy S.r.l. [Member]
Related Party Transaction [Line Items]
Amounts due to related parties		902,482
Trade Related Balances [Member] | CEEG (Jiangsu) Limited [Member]
Related Party Transaction [Line Items]
Amounts due to related parties		1,859
Trade Related Balances [Member] | CEEG (Jiangsu) Insulative New Material Co.,Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due to related parties		11,640
Trade Related Balances [Member] | CEEG (Nanjing) Semiconductor Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	$ 56,319,984	$ 55,704,724